Goodwill - Details of and movement in goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Goodwill at beginning of the year	€ 4,590,498	€ 3,643,995
Business Combination	403,335	1,533,031
Disposals	(2,827)
Translation differences	218,224	(586,528)
Goodwill at end of the year	5,209,230	4,590,498
Grifols UK Ltd. (UK)
Goodwill
Goodwill at beginning of the year	7,745	8,025
Translation differences	(63)	(280)
Goodwill at end of the year	7,682	7,745
Grifols Italia S.p.A. (Italy)
Goodwill
Goodwill at beginning of the year	6,118	6,118
Goodwill at end of the year	6,118	6,118
Biomat USA, Inc.
Goodwill
Goodwill at beginning of the year	205,254	193,039
Business Combination	42,780	40,101
Disposals	(2,827)
Translation differences	9,907	(27,886)
Goodwill at end of the year	255,114	205,254
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)
Goodwill
Goodwill at beginning of the year	9,543	10,134
Translation differences	(272)	(591)
Goodwill at end of the year	9,271	9,543
Grifols Therapeutics, Inc. (USA)
Goodwill
Goodwill at beginning of the year	1,852,905	2,108,139
Translation differences	87,871	(255,234)
Goodwill at end of the year	1,940,776	1,852,905
Araclon Biotech, S.L. (Spain)
Goodwill
Goodwill at beginning of the year	6,000	6,000
Goodwill at end of the year	6,000	6,000
Progenika Biopharma, S.A. (Spain)
Goodwill
Goodwill at beginning of the year	40,516	40,516
Goodwill at end of the year	40,516	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)
Goodwill
Goodwill at beginning of the year	2,435,907	1,272,024
Business Combination		1,466,420
Translation differences	114,349	(302,537)
Goodwill at end of the year	2,550,256	2,435,907
Kiro Grifols S.L (formerly Kiro Robotics S.L)
Goodwill
Goodwill at beginning of the year	26,510
Business Combination	(2,134)	26,510
Goodwill at end of the year	24,376	€ 26,510
Goetech, LLC. ("MedKeeper")
Goodwill
Business Combination	55,321
Translation differences	3,624
Goodwill at end of the year	58,945
Haema, AG
Goodwill
Business Combination	171,134
Goodwill at end of the year	171,134
Biotest US Corporation
Goodwill
Business Combination	136,234
Translation differences	2,808
Goodwill at end of the year	€ 139,042